Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Share Based Compensation Expenses [Table Text Block]
The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Cost of revenues	$124	176	235
Research and development	5,062	5,625	6,705
General and administrative	872	1,191	1,308
Sales and marketing	1,005	1,230	1,425
Total compensation recognized in income	$7,063	8,222	9,673
Income tax benefit	$818	1,886	2,170

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2011	2,688,382	$2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99
Granted	867,771	10.15
Vested	(1,719,273)	5.70
Forfeited	(274,730)	1.92
Balance at December 31, 2013	1,511,223	2.47

Schedule Of Share Based Compensation Expenses Restricted Stock Units [Table Text Block]
The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Cost of revenues	$124	176	235
Research and development	4,790	5,605	6,686
General and administrative	863	1,184	1,307
Sales and marketing	996	1,230	1,425
Total compensation from RSUs	$6,773	8,195	9,653
Income tax benefit	$818	1,886	2,170

Imaging Taiwan [Member]
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72
Vested	(181,448)	0.72
Forfeited	(143,160)	0.72
Balance at December 31, 2013	31,139	0.72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

	2012	2013
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.29%	39.50%
Expected term (years)	3.125	2.125
Risk-free interest rate	0.87%	0.85%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5
Granted	425,000	1.000
Exercised	-	-
Forfeited	(75,000)	1.004
Balance at December 31, 2013	1,400,000	1.003	2.5
Exercisable at December 31, 2013	700,000	1.003

Himax Media Solutions [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Numbers of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2011	1,443,875	$1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Granted	-	-
Exercised	-	-
Forfeited	(890,625)	1.834
Balance at December 31, 2013	288,500	1.244	-
Exercisable at December 31, 2013	288,500	1.244